Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010

Current	$554,569	$334,354	$1,008,711
Deferred	516,431	(232,354)	(865,711)

Total provision for income taxes	$1,071,000	$102,000	$143,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010

Expected tax using statutory tax rate of 34%	$1,889,000	$1,035,200	$1,003,200
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(608,900)	(670,000)	(696,800)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	1,800	3,000	4,900
Tax-exempt income on life insurance contracts	(144,700)	(155,200)	(167,500)
Deductible dividends paid to United Bancshares, Inc. ESOP	(6,000)	(1,500)	(48,400)

Uncertain tax position reserves	(66,700)	(115,100)	39,700
Other, net	6,500	5,600	7,900

Total provision for income taxes	$1,071,000	$102,000	$143,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,370,000	$2,940,300
Deferred compensation	299,500	298,700
Alternative minimum tax credits	432,400	395,200
Nonaccrual loan interest	464,000	314,100
Deferred loan fees	161,600	130,400
Other real estate owned	182,800	68,100
Accrued vacation expense	118,300	114,200
Other	94,600	99,800

Total deferred tax assets	4,123,200	4,360,800

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	1,904,700	1,853,531
Federal Home Loan Bank stock dividends	877,500	877,500
Capitalized mortgage servicing rights	316,500	247,300
Depreciation and amortization	2,020,500	1,828,000
Prepaid expenses	95,800	85,700
Other	17,100	10,069

Total deferred tax liabilities	5,232,100	4,902,100

Net deferred tax assets (liabilities)	$(1,108,900)	$(541,300)

Summary of Income Tax Contingencies [Table Text Block]
	2012	2011

Balance at January 1	$126,800	$235,100
Additions based on tax positions of prior years	11,100	23,000
Reductions for tax positions of prior years	-	(200)
Reductions due to the statute of limitation	(71,900)	(82,300)
Settlements	-	(48,800)

Balance at December 31	$66,000	$126,800